File No: 333-167068

As filed with the U.S. Securities and Exchange Commission on September 30, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                   (  )

Post-Effective Amendment No.                                  (1)

(Check appropriate box or boxes)

FRANKLIN NEW YORK TAX-FREE INCOME FUND

(Exact Name of Registrant as Specified in Charter)

Registrant's Area Code and Telephone Number (650) 312-2000

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Name and Address of Agent for Service) (Number and Street) (City)(State)(Zip Code)

Copies to:

Bruce G. Leto, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Title of the securities being registered: Class A and Class C shares of beneficial interest, with no par value, of Franklin New York Tax-Free Income Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A and B of this Amendment are incorporate by reference to the electronic filing made on July 7, 2010, under Accession No. 0000703112-10-000019.

PART C

OTHER INFORMATION

Item 15.  Indemnification.  The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits.  The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)           Copies of the charter of the Registrant as now in effect;

(a)           Amended and Restated Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust dated May 21, 2007

                Filing: Post-Effective Amendment No. 31 to Registration

                Statement of Form N-1A

                File No. 002-77880

                Filing Date: September 27, 2007

(b)           Certificate of Amendment of Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund dated October 21, 2008

                Filing: Form N-14

                File No. 333-167068

                Filing Date: May 25, 2010

(2)           Copies of the existing bylaws or corresponding instruments of the Registrant;

(a)           Amended and Restated By-Laws of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust effective as of May 21, 2007

                Filing: Post-Effective Amendment No. 31 to Registration Statement of Form N-1A

                File No. 002-77880

                Filing Date: September 27, 2007

(3)           Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

                Not applicable.

(4)           Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)           Agreement and Plan of Reorganization by and between Franklin New York Tax-Free Trust, on behalf of its series, Franklin New York Insured Tax-Free Income Fund, and Franklin New York Tax-Free Income Fund dated August 27, 2010

(5)           Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)           Articles III, V, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust dated May 21, 2007

                Filing: Post-Effective Amendment No. 31 to Registration

                Statement of Form N-1A

                File No. 002-77880

                Filing Date: September 27, 2007

(b)           Article VII of the Amended and Restated Agreement and Declaration of Trust as amended by the Certificate of Amendment of Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund dated October 21, 2008

                Filing: Form N-14

                File No. 333-167068

                Filing Date: May 25, 2010

(c)           Articles II, VI and VII of the Amended and Restated By-Laws of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust effective as of May 21, 2007

                Filing: Post-Effective Amendment No. 31 to Registration Statement of Form N-1A

                File No. 002-77880

                Filing Date: September 27, 2007

(6)           Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)           Management Agreement between Registrant and Franklin Advisers, Inc., dated October 1, 1998

                Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date:  September 28, 2000

(b)           Addendum to Investment Management Agreement between Registrant and Franklin Advisers, Inc., dated January 1, 2008

                Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date: September 25, 2008

(7)           Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)           Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc., dated October 31, 2000

                Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date: September 27, 2001

(b)           Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003

                Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date: September 27, 2004

(c)           Amendment dated May 15, 2006, to Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003

                Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date: September 25, 2008

(8)           Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                Not applicable.

(9)           Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)           Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

                Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date: September 26, 1996

(b)           Amendment dated May 7, 1997, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

                Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date: July 26, 1999

(c)           Amendment dated February 27, 1998, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date: July 20, 1998

(d)           Amendment dated January 6, 2010 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

                Filing: Form N-14

                File No. 333-167068

                Filing Date: May 25, 2010

(e)           Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

                Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date: September 26, 1996

(10)         Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)           Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc., dated February 1, 2009

                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date: September 25, 2009

(b)                 Form of Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc.

                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date: September 25, 2009

(c)                 Form of Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc.

                Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date: September 25, 2009

(d)           Multiple Class Plan dated November 18, 2003

                Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date: September 27, 2006

(11)         An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)           Opinion and consent of counsel dated May 24, 2010

                Filing: Form N-14

                File No. 333-167068

                Filing Date: May 25, 2010

(12)         An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)           Opinion and Consent of Counsel Supporting Tax Matters and Consequence to Shareholders dated August 30, 2010

(13)         Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)           Subcontract for Fund Administrative Services between Franklin Advisers, Inc., and Franklin Templeton Services, LLC dated March 1, 2008

                Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date: September 25, 2008

(14)         Copies of any other opinions, appraisals or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                (a)           Consent of Independent Registered Public Accounting Firm

                Filing: Pre-Effective Amendment No. 1 to Registration Statement on Form N-14

                File No. 333-167068

                Filing Date: June 23, 2010

(15)         All financial statements omitted pursuant to Item 14(a)(1);

                Not applicable.

(16)         Manually signed copies of any power of attorney pursuant to which the name of any person has been signed by the registration statement; and

(a)           Power of Attorney dated April 13, 2010

                Filing: Form N-14

                File No. 333-167068

                Filing Date: May 25, 2010

(17)         Any additional exhibits which the Registrant may wish to file.

(a)           Code of Ethics dated May 2009

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

                File No. 002-77880

                Filing Date: September 25, 2009

Item 17.  Undertakings.

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of San Mateo and State of California, on the 30th day of September, 2010.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

(Registrant)

By: /s/DAVID P. GOSS

David P. Goss

Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

CHRISTOPHER J. MOLUMPHY*                                                   Chief Executive Officer –

Christopher J. Molumphy                                                                 Investment

                                                                                              Dated: September 30, 2010

LAURA F. FERGERSON*                                                                  Chief Executive Officer -

Laura F. Fergerson                                                                              Finance and Administration

                                                                                               Dated: September 30, 2010

GASTON GARDEY*                                                                           Chief Financial Officer and

Gaston Gardey                                                                                      Accounting Officer

                                                                                               Dated: September 30, 2010

HARRIS J. ASHTON*                                                                        Trustee

Harris J. Ashton                                                                                   Dated: September 30, 2010

SAM GINN*                                                                                         Trustee

Sam Ginn                                                                                               Dated: September 30, 2010

EDITH E. HOLIDAY*                                                                         Trustee

Edith E. Holiday                                                                                   Dated: September 30, 2010

CHARLES B. JOHNSON*                                                                  Trustee

Charles B. Johnson                                                                              Dated: September 30, 2010

RUPERT H. JOHNSON, JR.*                                                              Trustee

Rupert H. Johnson, Jr.*                                                                       Dated: September 30, 2010

J. MICHAEL LUTTIG*                                                                       Trustee

J. Michael Luttig                                                                                  Dated: September 30, 2010

FRANK A. OLSON*                                                                           Trustee
Frank A. Olson                                                                                     Dated: September 30, 2010

LARRY D. THOMPSON*                                                                 Trustee

Larry D. Thompson                                                                             Dated: September 30, 2010

JOHN B. WILSON*                                                                             Trustee

John B. Wilson                                                                                     Dated: September 30, 2010

*By /s/DAVID P. GOSS

David P. Goss, Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed)

FRANKLIN NEW YORK TAX-FREE INCOME FUND

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(1)(a)	Amended and Restated Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust dated May 21, 2007	*

EX-99.(1)(b)	Certificate of Amendment of Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund dated October 21, 2008	*

EX-99.(2)(a)	Amended and Restated By-Laws of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust effective as of May 21, 2007	*

EX-99.(4)(a)	Agreement and Plan of Reorganization by and between the Registrant and Franklin New York Tax-Free Trust, on behalf of its series Franklin New York Insured Tax-Free Income Fund dated August 27, 2010	Attached

EX-99.(5)(a)	Articles III, V, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust dated May 21, 2007	*

EX-99.(5)(b)

Article VII of the Amended and Restated Agreement and Declaration of Trust as amended by the Certificate of Amendment of Agreement and Declaration of Trust of Franklin New York Tax-Free Income Fund dated October 21, 2008

*

EX-99.(5)(c)	Articles II, VI and VII of the Amended and Restated By-Laws of Franklin New York Tax-Free Income Fund, a Delaware Statutory Trust effective as of May 21, 2007	*

EX-99.(6)(a)	Management Agreement between Registrant and Franklin Advisers, Inc., dated October 1, 1998	*

EX-99.(6)(b)	Addendum to Investment Management Agreement between Registrant and Franklin Advisers, Inc., dated January 1, 2008	*

EX-99.(7)(a)	Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc., dated October 31, 2000	*

EX-99.(7)(b)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*

EX-99.(7)(c)	Amendment dated May 15, 2006, to Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*

EX-99.(9)(a)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(b)	Amendment dated May 7, 1997, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(c)	Amendment dated February 27, 1998, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(d)	Amendment dated January 6, 2010 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(e)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(10)(a)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(10)(b)	Form of Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc.	*

EX-99.(10)(c)	Form of Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc.	*

EX-99.(10)(d)	Multiple Class Plan dated November 18, 2003	*

EX-99.(11)(a)	Opinion and consent of counsel dated May 24, 2010	*

EX-99.(12)(a)	Opinion and consent of counsel Supporting Tax Matters and Consequence to Shareholder dated August 30, 2010	Attached

EX-99.(13)(a)	Subcontract for Fund Administrative Services between Franklin Advisers, Inc., and Franklin Templeton Services, LLC dated March 1, 2008	*

EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm	*

EX-99.(16)(a)	Power of Attorney dated April 13, 2010	*

EX-99.(17)(a)	Code of Ethics dated May 2009	*

*Incorporated by Reference